UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9098

                       AMERICAN BEACON MASTER TRUST
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2005

                  Date of reporting period: December 31, 2005


ITEM 1. REPORT TO STOCKHOLDERS.

    G U I D A N C E     |      V I S I O N      |      E X P E R I E N C E



[AMERICAN BEACON FUNDS LOGO]

ANNUAL REPORT

[PHOTO]

DECEMBER 31, 2005

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

MUNICIPAL MONEY MARKET FUND



Formerly known as the
American AAdvantage Funds

About American Beacon Advisors
--------------------------------

Since 1986, American Beacon
Advisors has offered a variety
of products and investment
advisory services to numerous
institutional and retail
clients, including a variety of
mutual funds, corporate cash
management, and separate account
management.
Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations,
financial planners, and other
institutional investors. With
American Beacon Advisors, you
can put the experience of a
multi-billion dollar asset
management firm to work for your

company.


                                                Contents
                                                -----------------------------------------------
                                                President's Message...........                1
                                                Financial Highlights
                                                   Money Market Fund..........               22
                                                   U.S. Government
                                                   Money Market Fund..........               24
                                                   Municipal
                                                   Money Market Fund..........               26
                                                Schedule of Investments
                                                   Money Market Portfolio.....               29
                                                   U.S. Government
                                                   Money Market Portfolio.....               32
                                                   Municipal
                                                   Money Market Portfolio.....               33
                                                Additional Information...............Back Cover

Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds                                          December 31, 2005

(BILL QUINN PHOTO)

                                                      FELLOW SHAREHOLDERS:

                                                      Enclosed please find the
                                                      Annual Report for the
                                                      American Beacon Funds for
                                                      the year ended December
                                                      31, 2005. During this
                                                      time, the money market
                                                      series of the American
                                                      Beacon Funds performed
                                                      well against their
                                                      respective peer groups.



                                                           The year started with
                                                      a short-term interest rate
                                                      of 2.25%; however, the
                                                      Federal Reserve Board
                                                      subsequently raised the
                                                      rate several times
                                                      throughout the year
resulting in a Fed Funds target rate of 4.25% at year end. As the year concluded, the Federal Open Market Committee (FOMC) indicated that it no longer sees monetary policy as "accommodative." In its December statement, the Fed reflected that inflation remained contained but that "some further measured policy firming is likely to be needed to keep the risks to the attainment of both sustainable economic growth and price stability roughly in balance." Although there is much debate as to the proper definition of "some," one thing is clear -- the Fed is nearing the end of its tightening cycle.

     Despite rising interest rates, the Cash Management Class of the American Beacon Funds produced strong relative returns for the period. The Money Market Fund-Cash Management Class returned 3.19% for the twelve months, outperforming the Lipper Institutional Money Market Average return of 2.84%. The U.S. Government Money Market Fund -- Cash Management Class outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 3.12% versus 2.85% for the Average. Both Funds surpassed their respective Lipper peer groups over all time periods.

     Looking forward, the market is pricing in a 100% chance of a 0.25% increase at the January 31st FOMC meeting; however, the likelihood of additional increases at the March and/or May meetings are less certain. Rather than simply having a conviction that the Fed Funds rate is too low, the FOMC now appears to be entering into a phase where future rate hikes will hinge more on economic data developments.

     We will continue to monitor economic trends and will adjust the Funds' characteristics accordingly. Additionally, we expect to remain conservative on credit risk given the tight credit spread environment.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President, American Beacon Funds

ECONOMIC OVERVIEW

(Unaudited)
--------------------------------------------------------------------------------

The year began with the U.S. economy growing at a solid pace as first quarter gross domestic product (GDP) came in at a strong 3.8%. GDP continued to show solid growth at a 3.3% annual rate during the second quarter and 4.1% annual rate during the third quarter, fueled by robust consumer spending and home building. However, late in the third quarter, hurricanes Katrina and Rita blew ashore, leaving wind, rain, and economic uncertainty in their wake. Crude oil prices, already trading in the mid $60 range before the hurricanes, hit a high of $70 per barrel on September 1st. These surging fuel costs dampened consumer sentiment, causing concerns of reduced consumer spending and lower corporate profit margins. As a result, fourth quarter GDP growth did not fare as well. Economists had expected fourth quarter GDP growth would slow as a result of reduced discounts from automakers and moderating home sales. In addition, rising home-heating costs threatened to dampen consumer spending. The consensus estimate of 2.8% GDP growth missed the mark as the initial estimate of fourth quarter GDP came in at 1.1%, raising questions as to the strength of the economy. However, fiscal spending is expected to spur economic growth during the first half of 2006 as the government works to rebuild areas impacted by the hurricanes.

     On the employment front, nonfarm payroll growth showed some volatility in 2005. However, the monthly average jobs created during the year came in at a respectable 165,000. In addition, the unemployment rate hit 4.9% in August before backing up to 5.1% in September due to job losses from the hurricanes. This drop in jobs was much less than economists had forecasted, suggesting that underlying job growth during this time remained strong. Labor market conditions continued to improve as U.S. employers added over 500,000 new jobs during the fourth quarter and the unemployment rate dropped back to its pre-hurricane level of 4.9%. Business activity also remained strong as the U.S. services sector, which makes up almost 90% of the U.S. economy, expanded for the thirty-third consecutive month.

     Despite talk of a pause in the aftermath of Katrina and Rita, the Federal Open Market Committee (FOMC) continued to raise overnight rates by 25 basis points at each of their remaining meetings for the year. This made it a total of eight 25 basis point tightenings during 2005, resulting in a Fed Funds target rate of 4.25% at year end. In addition, the "measured" policy adjustment language remained part of the Fed's statement throughout 2005. In the minutes of the September meeting, the Fed stated "upside risks to inflation appeared to have increased" and "further rate increases probably would be required." It was not until the December meeting that the Fed made reference to no longer seeing monetary policy as "accommodative." In its December statement, the Fed reflected that inflation remained contained but that "some further measured policy firming is likely to be needed to keep the risks to the attainment of both sustainable economic growth and price stability roughly in balance." Although there is much debate as to the proper definition of "some," it appears that the Fed is nearing the end of its tightening cycle. The actual number of rate hikes left, however, will ultimately be determined by future economic trends and inflation expectations.

     Though core consumer and wholesale inflation are running close to the Fed target level of 2%, high energy prices continue to drive up headline inflation numbers. So the question remains, will businesses begin to pass these elevated energy costs on to the consumer in the form of higher prices for goods and services? If so, the Fed can be expected to adjust future monetary policy accordingly.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

     As the economy continued to show signs of strength throughout the year, the Fed maintained its stance of tightening monetary policy at a measured pace during all of 2005. In response, the American Beacon Money Market Fund's weighted-average maturity was maintained below 45 days throughout the year. The Fed raised the overnight target at each of the eight FOMC meetings in 2005, resulting in a 4.25% Fed Funds target by year end. This was a move of 25 basis points (0.25%) per meeting, after starting the year at 2.25%. The primary strategy of the Fund was to buy variable rate securities, short-dated commercial paper and overnight investments. Maintaining short duration in a rising interest rate environment resulted in the Fund outperforming its Lipper peer group. This strategy will stay in place until economic data suggest the Fed is about to end its current tightening cycle.

     For the twelve months ended December 31, 2005, the total return of the Cash Management Class of the American Beacon Money Market Fund was 3.19%. The Fund outperformed the Lipper Institutional Money Market Average return of 2.84% by 35 basis points. Lipper Inc. ranked the Cash Management Class of the Fund 18th among 303 and 17th among 262 Institutional Money Market Funds for the one-year and three-years ended December 31, 2005, respectively(1). The Lipper Institutional Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

                                    (CHART)
          CASH MANAGEMENT CLASS TOTAL RETURNS AS OF DECEMBER 31, 2005

                                              LIPPER
                          AMERICAN        INSTITUTIONAL
                        BEACON MONEY       MONEY MARKET
                         MARKET FUND       FUND AVERAGE
                       ---------------   ----------------
1 Year...............        3.19%             2.84%
3 Years*.............        1.85%             1.54%
5 Years*.............        2.29%             2.03%
10 Years*............        3.96%             3.75%

* Annualized

                                      ANNUALIZED TOTAL RETURNS
                                     ---------------------------
                                           AS OF 12/31/05
                                     ---------------------------
                                     1 YEAR   5 YEARS   10 YEARS
                                     ------   -------   --------
Cash Management Class(1,2).........   3.19%    2.29%      3.96%
Institutional Class(1).............   3.06%    2.21%      3.92%
PlanAhead Class(1).................   2.82%    1.92%      3.62%
Platinum Class(1)..................   2.33%    1.49%      3.19%

1   Past performance is not indicative of future performance.
    An investment in the American Beacon Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2   Fund performance for the five and ten-year periods
represents the total returns achieved by the Institutional Class from 1/1/96 up to 12/1/01, the inception date of the Cash Management Class and the returns of the Cash Management Class since its inception. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than they would have been had the Cash Management Class been in place since 1/1/96.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM) -- CONTINUED
December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2005

                          CASH
                       MANAGEMENT   INSTITUTIONAL   PLANAHEAD   PLATINUM
                         CLASS          CLASS         CLASS      CLASS
                       ----------   -------------   ---------   --------
7-day Current Yield*      4.20%          4.00%         3.77%      3.36%
7-day Effective
  Yield*                  4.29%          4.08%         3.85%      3.42%
30-day Yield*             4.11%          3.93%         3.70%      3.27%
Weighted Average
  Maturity              35 Days        35 Days       35 Days    35 Days
Moody's Rating              Aaa            N/A           N/A        N/A
S&P Rating                 AAAm            N/A           N/A        N/A

* Annualized. You may call 1-800-388-3344 to obtain the Funds' current seven day yield. Yield is a more accurate reflection of the Funds' current earnings than total returns.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2005

                                                    % OF
                                                 NET ASSETS*
                                                 -----------
HSBC Bank USA                                       5.4%
SunTrust Bank                                       5.1%
Wells Fargo and Company                             5.0%
General Electric Capital Corporation                4.8%
American Honda Finance Corporation                  4.6%
Goldman Sachs Group                                 4.4%
Morgan Stanley Group, Incorporated                  4.2%
Toyota Motor Credit Corporation                     3.8%
Halifax Bank of Scotland plc                        3.6%
Stanfield Victoria                                  3.2%

*   Percent of net assets portion of American Beacon Master
    Money Market Portfolio.

ASSET ALLOCATION AS OF DECEMBER 31, 2005

                                                    % OF
                                                 NET ASSETS*
                                                 -----------
Corporate Notes                                     41.1%
Bank CDs, TDs, and Notes                            34.5%
Commercial Paper                                    11.1%
Repurchase Agreements                               10.8%
Funding Agreements                                   2.2%
Net Other Assets                                     0.3%

*   Percent of net assets portion of American Beacon Master
    Money Market Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM) -- CONTINUED
December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                          BEGINNING    ENDING     EXPENSES PAID
                           ACCOUNT     ACCOUNT    DURING PERIOD*
                            VALUE       VALUE        7/1/05-
                           7/1/05     12/31/05       12/31/05
                          ---------   ---------   --------------
CASH MANAGEMENT CLASS
Actual                    $1,000.00   $1,018.49       $0.76
Hypothetical (5% return
  before expenses)        $1,000.00   $1,024.45       $0.76
INSTITUTIONAL CLASS
Actual                    $1,000.00   $1,017.77       $1.47
Hypothetical (5% return
  before expenses)        $1,000.00   $1,023.75       $1.48
PLANAHEAD CLASS
Actual                    $1,000.00   $1,016.57       $2.67
Hypothetical (5% return
  before expenses)        $1,000.00   $1,022.56       $2.68
PLATINUM CLASS
Actual                    $1,000.00   $1,014.20       $5.03
Hypothetical (5% return
  before expenses)        $1,000.00   $1,020.22       $5.04

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.15%, 0.29%, 0.52%, and 0.99% for the Cash Management, Institutional, PlanAhead, and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

     With the Fed maintaining its policy of raising the Fed Funds target at a measured pace during 2005, the American Beacon U.S. Government Money Market Fund's weighted-average maturity was maintained below 20 days throughout the year. The Fed raised the overnight target at each of the eight FOMC meetings in 2005, resulting in a 4.25% Fed Funds target by year end. This was a move of 25 basis points (0.25%) per meeting, after starting the year at 2.25%. The primary strategy of the Fund was to buy short-dated and variable rate agencies along with overnight repurchase agreements. Maintaining short duration in a rising interest rate environment resulted in the Fund outperforming its Lipper peer group. This strategy will stay in place until economic data suggest an end to the current tightening cycle.

     For the twelve months ended December 31, 2005, the total return of the Cash Management Class of the American Beacon U.S. Government Money Market Fund was 3.12%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 2.85% by 27 basis points. Lipper Inc. ranked the Cash Management Class of the Fund 10th among 137, 11th among 102, and 12th among 61 Institutional U.S. Government Money Market Funds for the one-year, five-years and ten-years ended December 31, 2005, respectively(1). The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.


                           (CHART)
 CASH MANAGEMENT CLASS TOTAL RETURNS AS OF DECEMBER 31, 2005

                       AMERICAN BEACON   LIPPER INSTITUTIONAL
                       U.S. GOVERNMENT     U.S. GOVERNMENT
                        MONEY MARKET      MONEY MARKET FUND
                            FUND               AVERAGE
                       ---------------   --------------------
1 Year...............        3.12%               2.85%
3 Years*.............        1.79%               1.54%
5 Years*.............        2.22%               1.99%
10 Years*                    3.84%               3.67%

* Annualized

                                      ANNUALIZED TOTAL RETURNS
                                     ---------------------------
                                           AS OF 12/31/05
                                     ---------------------------
                                     1 YEAR   5 YEARS   10 YEARS
                                     ------   -------   --------
Cash Management Class(1,2).........   3.12%    2.22%      3.84%
PlanAhead Class(1).................   2.71%    1.84%      3.47%
Platinum Class(1)..................   2.30%    1.44%      3.06%

1   Past performance is not indicative of future performance.
    An investment in the American Beacon U.S. Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM) -- CONTINUED
December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2005

                           CASH
                        MANAGEMENT   PLANAHEAD   PLATINUM
                          CLASS        CLASS      CLASS
                        ----------   ---------   --------
7-day Current Yield*       4.15%        3.69%      3.35%
7-day Effective Yield*     4.23%        3.76%      3.40%
30-day Yield*              4.05%        3.59%      3.25%
Weighted Average
  Maturity                9 Days       9 Days     9 Days
Moody's Rating               Aaa          N/A        N/A
S&P Rating                  AAAm          N/A        N/A

* Annualized. You may call 1-800-388-3344 to obtain the Funds' current seven day yield. Yield is a more accurate reflection of the Funds' current earnings than total returns.

ASSET ALLOCATION AS OF DECEMBER 31, 2005

                                                    % OF
                                                 NET ASSETS*
                                                 -----------
Repurchase Agreements                               87.4%
Government Securities                               12.5%
Net Other Assets                                     0.1%

*   Percent of net assets portion of American Beacon Master
    U.S. Government Money Market Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM) -- CONTINUED
December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                         BEGINNING    ENDING     EXPENSES PAID
                          ACCOUNT     ACCOUNT    DURING PERIOD*
                           VALUE       VALUE        7/1/05-
                          7/1/05     12/31/05       12/31/05
                         ---------   ---------   --------------
CASH MANAGEMENT CLASS
Actual                   $1,000.00   $1,018.17       $0.97
Hypothetical (5% return
  before expenses)       $1,000.00   $1,024.25       $0.97
PLANAHEAD CLASS
Actual                   $1,000.00   $1,015.94       $3.16
Hypothetical (5% return
  before expenses)       $1,000.00   $1,022.07       $3.17
PLATINUM CLASS
Actual                   $1,000.00   $1,014.08       $5.03
Hypothetical (5% return
  before expenses)       $1,000.00   $1,020.21       $5.04

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.19%, 0.62%, and 0.99% for the Cash Management, PlanAhead, and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON MUNICIPAL MONEY MARKET FUND(SM)
December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

     Given the rising interest rate environment of 2005, the investment manager to the American Beacon Municipal Money Market Fund targeted a shorter weighted-average maturity during the year. The Fund maintained a high concentration in daily and weekly variable rate demand notes (VRDNs) backed by either bond insurance or a bank letter of credit. The investment manager will continue to focus purchases on the VRDN market and may buy selective fixed rate instruments when evidence emerges that the Fed has completed its current tightening cycle.

     For the twelve months ended December 31, 2005, the total return of the PlanAhead Class of the American Beacon Municipal Money Market Fund was 1.49% as compared to the Lipper Tax-Exempt Money Market Average return of 1.76%. The Lipper Tax-Exempt Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Tax-Exempt Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

             PLANAHEAD CLASS TOTAL RETURNS AS OF DECEMBER 31, 2005

                          AMERICAN
                           BEACON          LIPPER TAX-
                          MUNICIPAL        EXEMPT MONEY
                        MONEY MARKET       MARKET FUND
                            FUND             AVERAGE
                       ---------------   ----------------
1 Year...............        1.49%             1.76%
3 Years*.............        0.71%             0.93%
5 Years*.............        1.06%             1.19%
10 Years*............        2.11%             2.14%

* Annualized

                                   ANNUALIZED TOTAL RETURNS
                                  ---------------------------
                                        AS OF 12/31/05
                                  ---------------------------
                                  1 YEAR   5 YEARS   10 YEARS
                                  ------   -------   --------
PlanAhead Class(1)..............   1.49%    1.06%      2.11%
Platinum Class(1)...............   1.49%    0.86%      1.81%

1   Past performance is not indicative of future performance.
    An investment in the American Beacon Municipal Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2005

                                       PLANAHEAD   PLATINUM
                                         CLASS      CLASS
                                       ---------   --------
7-day Current Yield*                     2.46%       2.46%
7-day Effective Yield*                   2.49%       2.49%
30 day Yield*                            2.11%       2.11%
Weighted Average Maturity               4 Days      4 Days

* Annualized. You may call 1-800-388-3344 to obtain the Funds' current seven day yield. Yield is a more accurate reflection of the Funds' current earnings than total returns.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2005

                                                    % OF
                                                 NET ASSETS*
                                                 -----------
Alachua County, Florida Housing Financial
  Authority                                          6.0%
Village of Richton Park,
  Illinois -- Industrial Development                 5.9%
Michigan State Housing Development Authority         5.8%
Ohio Water Development Authority                     5.6%
Montgomery County, Maryland Variable Rate
  Housing                                            5.5%
Colorado Educational and Cultural Facilities
  Authority                                          5.2%
New York State Housing Finance Agency                5.2%
New York City, General Obligation Bonds              4.9%
Sweetwater County, Wyoming Pollution Control         4.9%
Breckinridge County, Kentucky Lease Program          4.2%

*   Percent of net assets portion of American Beacon Master
    Municipal Money Market Portfolio.

ASSET ALLOCATION AS OF DECEMBER 31, 2005

                                                    % OF
                                                 NET ASSETS*
                                                 -----------
Municipal Obligations                               96.4%
Other Investments                                    3.4%
Net Other Assets                                     0.2%

*   Percent of net assets portion of American Beacon Master
    Municipal Money Market Portfolio.

PERFORMANCE OVERVIEW
AMERICAN BEACON MUNICIPAL MONEY MARKET FUND(SM) -- CONTINUED
December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                          BEGINNING    ENDING     EXPENSES PAID
                           ACCOUNT     ACCOUNT    DURING PERIOD*
                            VALUE       VALUE        7/1/05-
                           7/1/05     12/31/05       12/31/05
                          ---------   ---------   --------------
PLANAHEAD CLASS
Actual                    $1,000.00   $1,008.44       $5.01
Hypothetical (5% return
  before expenses)        $1,000.00   $1,020.21       $5.04
PLATINUM CLASS
Actual                    $1,000.00   $1,008.44       $5.01
Hypothetical (5% return
  before expenses)        $1,000.00   $1,020.21       $5.04

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.99% and 0.99% for the PlanAhead and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
American Beacon Funds

     We have audited the accompanying statements of assets and liabilities of American Beacon Funds (formerly known as American AAdvantage Funds), comprised of the American Beacon Money Market Fund, the American Beacon U.S. Government Money Market Fund, and the American Beacon Municipal Money Market Fund (collectively, the "Funds") (formerly known as the American AAdvantage Money Market Fund, the American AAdvantage U.S. Government Money Market Fund, and the American AAdvantage Municipal Money Market Fund, respectively) as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Funds at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                          -s- ERNST & YOUNG LLP

Chicago, Illinois
February 21, 2006

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                       (IN THOUSANDS, EXCEPT SHARE
                                                                         AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value.......................  $   514,287      $    28,427      $    4,407
    Receivable for fund shares sold.........................           18               --              --
    Receivable from Manager for expense reimbursement (Note
      2)....................................................           35                7               3
    Prepaid expenses........................................           19               18              11
                                                              ------------     -----------      ----------
        TOTAL ASSETS........................................      514,359           28,452           4,421
                                                              ------------     -----------      ----------
LIABILITIES:
    Payable for fund shares redeemed........................           16               --              --
    Dividends payable.......................................          298               60              --
    Administrative service and service fees payable (Note
      2)....................................................          111                3               2
    Distribution fees payable (Note 2)......................           10                1              --
    Other liabilities.......................................          102               22               6
                                                              ------------     -----------      ----------
        TOTAL LIABILITIES...................................          537               86               8
                                                              ------------     -----------      ----------
NET ASSETS..................................................  $   513,822      $    28,366      $    4,413
                                                              ============     ===========      ==========
ANALYSIS OF NET ASSETS:
    Paid-in-capital.........................................      513,822           28,366           4,413
                                                              ------------     -----------      ----------
NET ASSETS..................................................  $   513,822      $    28,366      $    4,413
                                                              ============     ===========      ==========
SHARES OUTSTANDING (NO PAR VALUE):
    Cash Management Class...................................  200,009,920       22,517,744             N/A
                                                              ============     ===========      ==========
    Institutional Class.....................................   36,421,050              N/A             N/A
                                                              ============     ===========      ==========
    PlanAhead Class.........................................  236,903,527        1,933,180       1,646,524
                                                              ============     ===========      ==========
    Platinum Class..........................................   40,487,845        3,914,892       2,766,193
                                                              ============     ===========      ==========
NET ASSET VALUE PER SHARE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
    Cash Management Class...................................  $      1.00      $      1.00             N/A
                                                              ============     ===========      ==========
    Institutional Class.....................................  $      1.00              N/A             N/A
                                                              ============     ===========      ==========
    PlanAhead Class.........................................  $      1.00      $      1.00      $     1.00
                                                              ============     ===========      ==========
    Platinum Class..........................................  $      1.00      $      1.00      $     1.00
                                                              ============     ===========      ==========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest income.........................................    $22,982           $969             $160
    Portfolio expenses......................................       (780)           (36)              (7)
                                                                -------           ----             ----
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO......     22,202            933              153
                                                                -------           ----             ----
FUND EXPENSES:
    Administrative service fees (Note 2):
      Cash Management Class.................................        247             15               --
      Institutional Class...................................         50             --               --
      PlanAhead Class.......................................        253              4                2
      Platinum Class........................................        290             36               29
    Transfer agent fees:
      Cash Management Class.................................         29              6               --
      Institutional Class...................................         14             --               --
      PlanAhead Class.......................................         32             --                4
      Platinum Class........................................          6              4                3
    Professional fees.......................................         29              1               --
    Registration fees and expenses..........................         84             36               26
    Distribution fees -- Platinum Class (Note 2)............        111             14               11
    Service Fees -- PlanAhead Class (Note 2)................        632             11                5
    Other expenses..........................................        141             11                6
                                                                -------           ----             ----
        TOTAL FUND EXPENSES.................................      1,918            138               86
                                                                -------           ----             ----
LESS WAIVER AND REIMBURSEMENT OF EXPENSES (NOTE 2)..........        293             55               30
                                                                -------           ----             ----
        NET FUND EXPENSES...................................      1,625             83               56
                                                                -------           ----             ----
NET INVESTMENT INCOME.......................................     20,577            850               97
                                                                -------           ----             ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
    Net realized gain on investments........................          2              1               --
                                                                -------           ----             ----
        NET GAIN ON INVESTMENTS.............................          2              1               --
                                                                -------           ----             ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $20,579           $851             $ 97
                                                                =======           ====             ====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    MONEY MARKET
                                                              -------------------------
                                                                     YEAR ENDED
                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2005          2004
                                                              -----------   -----------
                                                                   (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................  $    20,577   $     4,352
    Net realized gain on investments........................            2            15
                                                              -----------   -----------
        NET INCREASE IN NET ASSETS RESULTING FROM
        OPERATIONS..........................................       20,579         4,367
                                                              -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income:
      Cash Management Class.................................      (10,861)       (1,707)
      Institutional Class...................................       (1,545)         (883)
      PlanAhead Class.......................................       (7,158)       (1,553)
      Platinum Class........................................       (1,013)         (209)
    Net realized gain on investments:
      Cash Management Class.................................           (1)           (5)
      Institutional Class...................................           --            (3)
      PlanAhead Class.......................................           (1)           (5)
      Platinum Class........................................           --            (2)
                                                              -----------   -----------
        DISTRIBUTIONS TO SHAREHOLDERS:......................      (20,579)       (4,367)
                                                              -----------   -----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares...........................    4,429,630     2,055,052
    Reinvestment of dividends and distributions.............       18,064         4,040
    Cost of shares redeemed.................................   (4,580,001)   (1,865,342)
                                                              -----------   -----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS..................................     (132,307)      193,750
                                                              -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................     (132,307)      193,750
NET ASSETS:
    Beginning of period.....................................      646,129       452,379
                                                              -----------   -----------
    END OF PERIOD...........................................  $   513,822   $   646,129
                                                              ===========   ===========

                             See accompanying notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       U.S. GOVERNMENT        MUNICIPAL MONEY
        MONEY MARKET              MARKET
    ---------------------   -------------------
         YEAR ENDED             YEAR ENDED
        DECEMBER 31,           DECEMBER 31,
    ---------------------   -------------------
      2005        2004        2005       2004
    ---------   ---------   --------   --------
                  (IN THOUSANDS)
    $     850   $     418   $     97   $     19
            1           3         --         --
    ---------   ---------   --------   --------
          851         421         97         19
    ---------   ---------   --------   --------
         (619)       (297)        --         --
           --          --         --         --
         (108)        (93)       (30)        (7)
         (123)        (28)       (67)       (12)
           (1)         (2)        --         --
           --          --         --         --
           --          (1)        --         --
           --          --         --         --
    ---------   ---------   --------   --------
         (851)       (421)       (97)       (19)
    ---------   ---------   --------   --------
      144,480     163,517     15,294     16,442
          162          48         97         19
     (156,852)   (178,586)   (16,156)   (17,626)
    ---------   ---------   --------   --------
      (12,210)    (15,021)      (765)    (1,165)
    ---------   ---------   --------   --------
      (12,210)    (15,021)      (765)    (1,165)
       40,576      55,597      5,178      6,343
    ---------   ---------   --------   --------
    $  28,366   $  40,576   $  4,413   $  5,178
    =========   =========   ========   ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust"), formerly known as the American AAdvantage Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no-load, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market, American Beacon U.S. Government Money Market and American Beacon Municipal Money Market Funds (each a "Fund" and collectively, the "Funds").

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows:

AMERICAN BEACON:                                                                AMERICAN BEACON MASTER TRUST:
----------------                   (RT ARROW) INVESTS ASSETS IN (RT ARROW)      -----------------------------
Money Market Fund                                                           Money Market Portfolio
U.S. Government Money Market Fund                                           U.S. Government Money Market Portfolio
Municipal Money Market Fund                                                 Municipal Money Market Portfolio

     Each Fund has the same investment objectives as its corresponding American Beacon Master Trust Portfolio. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (7.58%, 11.87% and 14.45% at December 31, 2005 of the American Beacon Master Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     American Beacon Advisors, Inc. (the "Manager"), formerly known as AMR Investment Services, Inc., is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Class Disclosure

     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Please note that not all Funds offer all classes. The following table sets forth the differences amongst the classes:

CLASS                                   OFFERED TO:                             SERVICE AND DISTRIBUTION FEES:
-----                                   -----------                             ------------------------------
CASH MANAGEMENT CLASS                   Investors making an initial             Administrative Service Fee -- 0.07%
                                        investment of $10 million for Money
                                        Market and $2 million for U.S.
                                        Government Money Market, or investors
                                        investing through an intermediary
INSTITUTIONAL CLASS                     Investors making an initial             Administrative Service Fee -- 0.10%
                                        investment of $2 million
PLANAHEAD CLASS                         General public and investors            Administrative Service Fee -- 0.10%
                                        investing through an intermediary       Service Fee -- 0.25%
PLATINUM CLASS                          Investors investing through selected    Administrative Service Fee -- 0.65%
                                        financial institutions (such as banks   Distribution Fee -- 0.25%
                                        and broker-dealers)

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

  Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

  Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of class shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

2.   TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Institutional, PlanAhead and Platinum Classes of the Funds.

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.55% of the average daily net assets of the Platinum Class of each Fund.

     A separate Administrative Services Plan has been adopted for the Cash Management Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.07% of the average daily net assets of the Cash Management Class of each Fund.

  Distribution Plan

     The Trust, except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Class of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of the Platinum class of each Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

  Service Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

  Reimbursement and Waiver of Expenses

     The Manager contractually agreed to reimburse the Cash Management Class of each Fund for other expenses through February 28, 2006 to the extent that total annual fund operating expenses exceed 0.15% and 0.19% for the Money Market and U.S. Government Money Market Funds, respectively.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

     The Manager contractually agreed to reimburse the PlanAhead Class of the Municipal Money Market Fund for other expenses through February 28, 2006 to the extent that total annual fund operating expenses exceed 0.99%. In addition, the Manager voluntarily agreed to reimburse the PlanAhead Class of the U.S. Government Money Market Fund for other expenses through February 28, 2006 to the extent that total annual fund operating expenses exceed 0.58%.

     The Manager contractually agreed to reimburse the Platinum Class of each Fund for distribution fees and other expenses through February 28, 2006 to the extent that total annual fund operating expenses exceed 0.99%. During the year ended December 31, 2005, the Manager waived or reimbursed expenses as follows:

FUND                                                           AMOUNT
----                                                          --------
Money Market Fund
  Cash Management Class.....................................  $261,462
  Platinum Class............................................    32,025
U.S. Government Money Market Fund
  Cash Management Class.....................................    38,743
  PlanAhead Class...........................................     1,386
  Platinum Class............................................    14,717
Municipal Money Market Fund
  PlanAhead Class...........................................     4,770
  Platinum Class............................................    24,782

  Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

                                                                             U.S. GOVERNMENT    MUNICIPAL
YEAR                                                          MONEY MARKET    MONEY MARKET     MONEY MARKET
----                                                          ------------   ---------------   ------------
2006........................................................    $ 83,552         $77,375         $18,920
2007........................................................     140,252          38,411          27,596
2008........................................................     293,487          54,846          29,552

     The Funds have not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

  Other

     Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided free unlimited air transportation on American. Retired Trustees and their spouses are provided free transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

Mr. O'Sullivan, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

3.   FEDERAL INCOME AND EXCISE TAXES

     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. Temporary differences are not reflected in the financial records.

     Dividends are determined in accordance with federal income tax regulations which may treat certain transactions differently than United States generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions during the years ended December 31, 2005 and December 31, 2004 were as follows (in thousands):

                                                                      U.S. GOVERNMENT                  MUNICIPAL
                                         MONEY MARKET                  MONEY MARKET                  MONEY MARKET
                                  ---------------------------   ---------------------------   ---------------------------
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      2005           2004           2005           2004           2005           2004
                                  ------------   ------------   ------------   ------------   ------------   ------------
Distributions paid from:
  Ordinary Income:*
    Cash Management Class.......    $10,862         $1,712          $620           $299           $--            $--
    Institutional Class.........      1,545            886            --             --            --             --
    PlanAhead Class.............      7,159          1,558           108             94            --             --
    Platinum Class..............      1,013            211           123             28            --             --
  Tax-Exempt Income:**
    Cash Management Class.......         --             --            --             --            --             --
    Institutional Class.........         --             --            --             --            --             --
    PlanAhead Class.............         --             --            --             --            30              7
    Platinum Class..............         --             --            --             --            67             12
                                    -------         ------          ----           ----           ---            ---
        TOTAL DISTRIBUTIONS
          PAID..................    $20,579         $4,367          $851           $421           $97            $19
                                    -------         ------          ----           ----           ---            ---

---------------

 * For tax purposes short-term capital gains distributions are considered ordinary income distributions.

** Approximately 19% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

     As of December 31, 2005 the components of taxable distributable earnings were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Year Ended December 31, 2005

                                         CASH MANAGEMENT
MONEY MARKET FUND                             CLASS        INSTITUTIONAL CLASS   PLANAHEAD CLASS   PLATINUM CLASS
-----------------                        ---------------   -------------------   ---------------   --------------
Shares sold............................     3,192,463            215,369             962,664           59,134
Reinvestment of dividends..............        10,515                957               5,579            1,013
Shares redeemed........................    (3,437,555)          (214,050)           (863,779)         (64,617)
                                           ----------           --------            --------          -------
Net increase (decrease) in shares
  outstanding..........................      (234,577)             2,276             104,464           (4,470)
                                           ==========           ========            ========          =======

                                         CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND             CLASS                              PLANAHEAD CLASS   PLATINUM CLASS
---------------------------------        ---------------                         ---------------   --------------
Shares sold............................        82,100                                 57,385            4,995
Reinvestment of dividends..............            --                                     39              123
Shares redeemed........................       (88,173)                               (60,861)          (7,818)
                                           ----------                               --------          -------
Net decrease in shares outstanding.....        (6,073)                                (3,437)          (2,700)
                                           ==========                               ========          =======

MUNICIPAL MONEY MARKET FUND                                                      PLANAHEAD CLASS   PLATINUM CLASS
---------------------------                                                      ---------------   --------------
Shares sold............................                                                4,267           11,027
Reinvestment of dividends..............                                                   30               67
Shares redeemed........................                                               (4,356)         (11,800)
                                                                                    --------          -------
Net decrease in shares outstanding.....                                                  (59)            (706)
                                                                                    ========          =======

Year Ended December 31, 2004

                                         CASH MANAGEMENT
MONEY MARKET FUND                             CLASS        INSTITUTIONAL CLASS   PLANAHEAD CLASS   PLATINUM CLASS
-----------------                        ---------------   -------------------   ---------------   --------------
Shares sold............................     1,085,469            466,560             437,252           65,771
Reinvestment of dividends..............         1,712                710               1,407              211
Shares redeemed........................      (769,990)          (592,216)           (433,193)         (69,943)
                                           ----------           --------            --------          -------
Net increase (decrease) in shares
  outstanding..........................       317,191           (124,946)              5,466           (3,961)
                                           ==========           ========            ========          =======

                                         CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND             CLASS                              PLANAHEAD CLASS   PLATINUM CLASS
---------------------------------        ---------------                         ---------------   --------------
Shares sold............................        90,815                                 68,510            4,192
Reinvestment of dividends..............            --                                     20               28
Shares redeemed........................       (84,284)                               (89,944)          (4,358)
                                           ----------                               --------          -------
Net increase (decrease) in shares
  outstanding..........................         6,531                                (21,414)            (138)
                                           ==========                               ========          =======

MUNICIPAL MONEY MARKET FUND                                                      PLANAHEAD CLASS   PLATINUM CLASS
---------------------------                                                      ---------------   --------------
Shares sold............................                                                5,961           10,481
Reinvestment of dividends..............                                                    7               12
Shares redeemed........................                                               (7,335)         (10,291)
                                                                                    --------          -------
Net increase (decrease) in shares
  outstanding..........................                                               (1,367)             202
                                                                                    ========          =======

--------------------------------------------------------------------------------

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                            CASH MANAGEMENT CLASS
                                    ----------------------------------------------------------------------
                                                                                               ONE MONTH
                                                  YEAR ENDED DECEMBER 31,                        ENDED
                                    ---------------------------------------------------       DECEMBER 31,
                                      2005           2004           2003          2002          2001(B)
                                    --------       --------       --------       ------       ------------
NET ASSET VALUE, BEGINNING OF
 PERIOD...........................  $   1.00       $   1.00       $   1.00       $ 1.00         $  1.00
                                    --------       --------       --------       ------         -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(A).......      0.03           0.01           0.01         0.02              --(D)
   Net realized gain on
    investments...................        --(D)          --(D)          --(D)        --(D)           --(D)
                                    --------       --------       --------       ------         -------
Total income from investment
 operations.......................      0.03           0.01           0.01         0.02              --
                                    --------       --------       --------       ------         -------
LESS DISTRIBUTIONS:
   Dividends from net investment
    income........................     (0.03)         (0.01)         (0.01)       (0.02)             --(D)
   Distributions from net realized
    gain on investments...........        --(D)          --(D)          --(D)        --(D)           --(D)
                                    --------       --------       --------       ------         -------
Total distributions...............     (0.03)         (0.01)         (0.01)       (0.02)             --
                                    --------       --------       --------       ------         -------
NET ASSET VALUE, END OF PERIOD....  $   1.00       $   1.00       $   1.00       $ 1.00         $  1.00
                                    ========       ========       ========       ======         =======
TOTAL RETURN......................     3.19%          1.30%          1.08%        1.73%           0.19%(C)
                                    ========       ========       ========       ======         =======
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in
    thousands)....................  $200,010       $434,587       $117,395       $6,641         $15,006
   Ratios to average net assets
    (annualized)(A):
    Expenses, net of waivers......     0.15%          0.15%          0.16%        0.19%           0.19%
    Expenses, before waivers......     0.23%          0.23%          0.24%        0.22%           0.19%
    Net investment income, net of
      waivers.....................     3.08%          1.34%          1.03%        1.73%           1.96%
    Net investment income, before
      waivers.....................     3.00%          1.26%          0.95%        1.70%           1.96%

                                                           INSTITUTIONAL CLASS
                                    ------------------------------------------------------------------

                                                         YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------
                                     2005          2004           2003           2002           2001
                                    -------       -------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF
 PERIOD...........................  $  1.00       $  1.00       $   1.00       $   1.00       $   1.00
                                    -------       -------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(A).......     0.03          0.01           0.01           0.02           0.04
   Net realized gain on
    investments...................       --(D)         --(D)          --(D)          --(D)          --(D)
                                    -------       -------       --------       --------       --------
Total income from investment
 operations.......................     0.03          0.01           0.01           0.02           0.04
                                    -------       -------       --------       --------       --------
LESS DISTRIBUTIONS:
   Dividends from net investment
    income........................    (0.03)        (0.01)         (0.01)         (0.02)         (0.04)
   Distributions from net realized
    gain on investments...........       --(D)         --(D)          --(D)          --(D)          --(D)
                                    -------       -------       --------       --------       --------
Total distributions...............    (0.03)        (0.01)         (0.01)         (0.02)         (0.04)
                                    -------       -------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD....  $  1.00       $  1.00       $   1.00       $   1.00       $   1.00
                                    =======       =======       ========       ========       ========
TOTAL RETURN......................    3.06%         1.20%          0.97%          1.67%          4.15%
                                    =======       =======       ========       ========       ========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in
    thousands)....................  $36,421       $34,146       $159,092       $474,922       $805,843
   Ratios to average net assets
    (annualized)(A):
    Expenses, net of waivers......    0.28%         0.24%          0.27%          0.24%          0.25%
    Expenses, before waivers......    0.28%         0.24%          0.27%          0.24%          0.25%
    Net investment income, net of
      waivers.....................    3.07%         1.05%          1.00%          1.68%          4.13%
    Net investment income, before
      waivers.....................    3.07%         1.05%          1.00%          1.68%          4.13%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B) The Money Market Fund commenced sales of a fourth class of shares designated as "Cash Management Class" on December 1, 2001.

(C)  Not annualized.

(D)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          PLANAHEAD CLASS                                       PLATINUM CLASS
--------------------------------------------------------------------       -------------------------
                      YEAR ENDED DECEMBER 31,                               YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------       -------------------------
  2005           2004           2003           2002           2001          2005          2004
--------       --------       --------       --------       --------       -------       -------
$   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $  1.00       $  1.00
--------       --------       --------       --------       --------       -------       -------
    0.03           0.01           0.01           0.01           0.04          0.02            --(D)
      --(D)          --(D)          --(D)          --(D)          --(D)         --(D)         --(D)
--------       --------       --------       --------       --------       -------       -------
    0.03           0.01           0.01           0.01           0.04          0.02            --
--------       --------       --------       --------       --------       -------       -------
   (0.03)         (0.01)         (0.01)         (0.01)         (0.04)        (0.02)           --(D)
      --(D)          --(D)          --(D)          --(D)          --(D)         --(D)         --(D)
--------       --------       --------       --------       --------       -------       -------
   (0.03)         (0.01)         (0.01)         (0.01)         (0.04)        (0.02)           --
--------       --------       --------       --------       --------       -------       -------
$   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $  1.00       $  1.00
========       ========       ========       ========       ========       =======       =======
   2.82%          0.93%          0.70%          1.37%          3.83%         2.33%         0.46%
========       ========       ========       ========       ========       =======       =======
$236,903       $132,438       $126,972       $155,535       $163,825       $40,488       $44,958
   0.51%          0.51%          0.54%          0.54%          0.55%         0.99%         0.99%
   0.51%          0.51%          0.54%          0.54%          0.55%         1.06%         1.06%
   2.83%          0.94%          0.71%          1.36%          3.83%         2.27%         0.43%
   2.83%          0.94%          0.71%          1.36%          3.83%         2.20%         0.36%

           PLATINUM CLASS
-------------------------------------
       YEAR ENDED DECEMBER 31,
-------------------------------------
 2003           2002           2001
-------       --------       --------
$  1.00       $   1.00       $   1.00
-------       --------       --------
     --(D)        0.01           0.03
     --(D)          --(D)          --(D)
-------       --------       --------
     --           0.01           0.03
-------       --------       --------
     --(D)       (0.01)         (0.03)
     --(D)          --(D)          --(D)
-------       --------       --------
     --          (0.01)         (0.03)
-------       --------       --------
$  1.00       $   1.00       $   1.00
=======       ========       ========
  0.25%          0.98%          3.45%
=======       ========       ========
$48,920       $913,240       $868,395
  0.96%          0.93%          0.93%
  1.09%          0.94%          0.93%
  0.38%          0.97%          3.36%
  0.25%          0.96%          3.36%

--------------------------------------------------------------------------------

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                             CASH MANAGEMENT CLASS
                                                              ---------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                               2005       2004       2003       2002      2001(B)
                                                              -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income(A)................................     0.03       0.01       0.01       0.02       0.04
    Net realized gain on investments........................       --(C)      --(C)      --(C)      --(C)      --(C)
                                                              -------    -------    -------    -------    -------
Total income from investment operations.....................     0.03       0.01       0.01       0.02       0.04
                                                              -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
    Dividends from net investment income....................    (0.03)     (0.01)     (0.01)     (0.02)     (0.04)
    Distributions from net realized gain on investments.....       --(C)      --(C)      --(C)      --(C)      --(C)
                                                              -------    -------    -------    -------    -------
Total distributions.........................................    (0.03)     (0.01)     (0.01)     (0.02)     (0.04)
                                                              -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD..............................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              =======    =======    =======    =======    =======
TOTAL RETURN................................................    3.12%      1.22%      1.04%      1.67%      4.09%
                                                              =======    =======    =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)................  $22,518    $28,591    $22,060    $38,310    $66,302
    Ratios to average net assets (annualized)(A):
      Expenses, net of waivers..............................    0.19%      0.19%      0.19%      0.19%      0.25%
      Expenses, before waivers..............................    0.38%      0.29%      0.37%      0.23%      0.25%
      Net investment income, net of waivers.................    2.99%      1.21%      1.04%      1.69%      3.74%
      Net investment income, before waivers.................    2.80%      1.11%      0.86%      1.65%      3.74%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B) Prior to December 1, 2001, the Cash Management Class of the American Beacon U.S. Government Money Market Fund was known as the Institutional Class of the American Beacon U.S. Government Money Market Fund. The Institutional Class had a higher expense structure than the Cash Management Class.

(C)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     PLANAHEAD CLASS                                            PLATINUM CLASS
---------------------------------------------------------    -----------------------------------------------------
                 YEAR ENDED DECEMBER 31,                                    YEAR ENDED DECEMBER 31,
---------------------------------------------------------    -----------------------------------------------------
      2005       2004       2003        2002       2001       2005       2004       2003        2002        2001
    --------    -------    -------    --------    -------    -------    -------    -------    --------    --------
    $   1.00    $  1.00    $  1.00    $   1.00    $  1.00    $  1.00    $  1.00    $  1.00    $   1.00    $   1.00
    --------    -------    -------    --------    -------    -------    -------    -------    --------    --------
        0.03         --(C)    0.01        0.01       0.04       0.02         --(C)      --(C)     0.01        0.03
          --(C)      --(C)      --(C)       --(C)      --(C)      --(C)      --(C)      --(C)       --(C)       --(C)
    --------    -------    -------    --------    -------    -------    -------    -------    --------    --------
        0.03         --       0.01        0.01       0.04       0.02         --         --        0.01        0.03
    --------    -------    -------    --------    -------    -------    -------    -------    --------    --------
       (0.03)        --(C)   (0.01)      (0.01)     (0.04)     (0.02)        --(C)      --(C)    (0.01)      (0.03)
          --(C)      --(C)      --(C)       --(C)      --(C)      --(C)      --(C)      --(C)       --(C)       --(C)
    --------    -------    -------    --------    -------    -------    -------    -------    --------    --------
       (0.03)        --      (0.01)      (0.01)     (0.04)     (0.02)        --         --       (0.01)      (0.03)
    --------    -------    -------    --------    -------    -------    -------    -------    --------    --------
    $   1.00    $  1.00    $  1.00    $   1.00    $  1.00    $  1.00    $  1.00    $  1.00    $   1.00    $   1.00
    ========    =======    =======    ========    =======    =======    =======    =======    ========    ========
       2.71%      0.85%      0.61%       1.30%      3.79%      2.30%      0.42%      0.24%       0.90%       3.37%
    ========    =======    =======    ========    =======    =======    =======    =======    ========    ========
    $  1,933    $ 5,370    $26,785    $175,115    $78,934    $ 3,915    $ 6,615    $ 6,752    $119,833    $112,670
       0.58%      0.56%      0.58%       0.55%      0.55%      0.99%      0.98%      1.00%       0.95%       0.95%
       0.61%      0.57%      0.62%       0.55%      0.55%      1.25%      1.15%      1.20%       0.98%       0.95%
       2.47%      0.68%      0.72%       1.25%      3.59%      2.19%      0.40%      0.31%       0.88%       3.20%
       2.44%      0.67%      0.68%       1.25%      3.59%      1.93%      0.23%      0.11%       0.85%       3.20%

--------------------------------------------------------------------------------

AMERICAN BEACON MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                              PLANAHEAD CLASS
                                                              ------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------
                                                               2005     2004        2003        2002     2001
                                                              ------   ------      ------      ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00
                                                              ------   ------      ------      ------   ------
    Net investment income(A)................................    0.02       --(B)       --(B)     0.01     0.02
    Less dividends from net investment income...............   (0.02)      --(B)       --(B)    (0.01)   (0.02)
                                                              ------   ------      ------      ------   ------
NET ASSET VALUE, END OF PERIOD..............................  $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00
                                                              ======   ======      ======      ======   ======
TOTAL RETURN................................................   1.49%    0.31%       0.32%       0.93%    2.25%
                                                              ======   ======      ======      ======   ======
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands):...............  $1,647   $1,706      $3,072      $7,346   $3,669
    Ratios to average net assets (annualized)(A):
      Expenses, net of waivers..............................   0.98%    0.94%       0.81%       0.57%    0.58%
      Expenses, before waivers..............................   1.22%    1.04%       0.93%       0.57%    0.58%
      Net investment income, net of waivers.................   1.52%    0.24%       0.36%       0.94%    2.30%
      Net investment income (loss), before waivers..........   1.28%    0.14%       0.24%       0.94%    2.30%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Municipal Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   PLATINUM CLASS
-----------------------------------------------------
               YEAR ENDED DECEMBER 31,
-----------------------------------------------------
 2005     2004        2003        2002         2001
 ----    ------      ------      -------      -------
$ 1.00   $ 1.00      $ 1.00      $  1.00      $  1.00
------   ------      ------      -------      -------
  0.02       --(B)       --(B)        --(B)      0.02
 (0.02)      --(B)       --(B)        --(B)     (0.02)
------   ------      ------      -------      -------
$ 1.00   $ 1.00      $ 1.00      $  1.00      $  1.00
======   ======      ======      =======      =======
 1.49%    0.31%       0.20%        0.51%        1.82%
======   ======      ======      =======      =======
$2,766   $3,472      $3,271      $71,132      $59,427
 0.99%    0.97%       1.01%        0.99%        1.00%
 1.55%    1.58%       1.35%        1.01%        1.00%
 1.51%    0.29%       0.21%        0.52%        1.87%
 0.95%   (0.32)%     (0.13)%       0.50%        1.87%

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
American Beacon Master Trust

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Master Trust (formerly known as AMR Investment Services Trust), comprised of the American Beacon Money Market Portfolio, the American Beacon U.S. Government Money Market Portfolio, and the American Beacon Municipal Money Market Portfolio, (collectively, the "Portfolios") (formerly known as the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio, and the AMR Investment Services Municipal Money Market Portfolio, respectively) as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Master Trust at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                          -s- ERNST & YOUNG LLP

Chicago, Illinois
February 21, 2006

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                              PAR AMOUNT     VALUE
                                                              ----------   ----------
                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 10.79%
Banc of America Securities, LLC, 4.27%, Due 1/3/2006........   $497,281    $  497,281
UBS Securities, LLC, 4.28%, Due 1/3/2006....................    235,000       235,000
                                                                           ----------
    TOTAL REPURCHASE AGREEMENTS.............................                  732,281
                                                                           ----------
EURODOLLAR TIME DEPOSITS - 10.68%
Rabobank Nederland, 4.188%, Due 1/3/2006....................    300,000       300,000
Societe Generale, 4.13%, Due 1/3/2006.......................    225,000       225,000
UBS AG, 4.063%, Due 1/3/2006................................    200,000       200,000
                                                                           ----------
    TOTAL EURODOLLAR TIME DEPOSITS..........................                  725,000
                                                                           ----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 23.87%
CERTIFICATES OF DEPOSIT - U.S. BANKS - 9.00%
JP Morgan Chase Bank, NA, (Note D)
  4.35%, Due 5/1/2006.......................................     15,000        15,007
  4.391%, Due 5/5/2006......................................     54,375        54,399
SouthTrust Bank, 4.44%, Due 6/1/2006 (Note D)...............     20,000        20,005
State Street Bank and Trust Company, 4.461%, Due 12/15/2006
  (Note D)..................................................     15,750        15,747
SunTrust Bank, (Note D)
  4.519%, Due 3/24/2006.....................................    100,000       100,003
  4.282%, Due 5/12/2006.....................................    150,000       150,000
  4.35%, Due 5/17/2006......................................     94,100        94,111
US Bank, NA, (Note D)
  4.422%, Due 3/8/2006......................................     30,000        30,000
  4.23%, Due 7/28/2006......................................    131,385       131,405
                                                                           ----------
    TOTAL CERTIFICATES OF DEPOSIT - U.S. BANKS..............                  610,677
                                                                           ----------
YANKEE CERTIFICATES OF DEPOSIT - U.S. BRANCHES - 14.87%
Barclays Bank, 4.313%, Due 6/21/2006 (Note D)...............     47,500        47,497
BNP Paribas, 4.158%, Due 1/30/2006 (Note D).................     88,000        87,997
Canadian Imperial Bank of Commerce, 4.47%, Due 6/2/2006
  (Note D)..................................................     50,000        50,011
Credit Suisse First Boston, (Note D)
  4.271%, Due 2/3/2006......................................     25,000        24,999
  4.311%, Due 2/6/2006......................................     10,000        10,000
  4.33%, Due 5/10/2006......................................    172,000       172,021
HSBC Bank USA,
  4.509%, Due 12/14/2006....................................    268,700       268,819
  4.29%, Due 5/4/2006 (Note D)..............................     98,000        98,014
Royal Bank of Scotland, 4.34%, Due 11/21/2006, 144A (Notes C
  and D)....................................................    150,000       150,000
Societe Generale, 4.158%, Due 1/30/2006 (Note D)............     50,000        49,997
UBS AG, 4.143%, Due 1/30/2006 (Note D)......................     50,000        49,997
                                                                           ----------
    TOTAL YANKEE CERTIFICATES OF DEPOSIT - U.S. BRANCHES....                1,009,352
                                                                           ----------
    TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES............                1,620,029
                                                                           ----------
VARIABLE RATE PROMISSORY NOTES (NOTE D) - 4.42%
Goldman Sachs Group, 4.364%, Due 11/9/2006..................    300,000       300,000
                                                                           ----------
    TOTAL VARIABLE RATE PROMISSORY NOTES....................                  300,000
                                                                           ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

                                                              PAR AMOUNT     VALUE
                                                              ----------   ----------
                                                              (DOLLARS IN THOUSANDS)
VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND D) - 2.21%
Metropolitan Life Insurance Company, 4.42%, Due
  11/21/2006................................................   $150,000    $  150,000
                                                                           ----------
    TOTAL VARIABLE RATE FUNDING AGREEMENTS..................                  150,000
                                                                           ----------
ASSET-BACKED COMMERCIAL PAPER (NOTE E) - 11.08%
Clipper Receivables Corporation, 4.30%, Due 1/26/2006, 144A
  (Note C)..................................................     47,000        46,860
FCAR Owner Trust, Series I,
  4.32%, Due 1/26/2006......................................     50,000        49,850
  4.29%, Due 1/17/2006......................................     50,000        49,905
  4.22%, Due 2/6/2006.......................................     75,000        74,684
Fountain Square Commercial Funding, 4.29%, Due 2/8/2006,
  144A (Note C).............................................     35,000        34,842
GOVCO Incorporated, 4.415%, Due 1/23/2006, 144A (Note C)....     50,000        49,873
Jupiter Asset Securitization Corporation, 4.16%, Due
  1/11/2006, 144A (Note C)..................................     50,000        49,942
K2 USA LLC, 4.27%, Due 2/8/2006, 144A (Note C)..............     50,000        49,775
Long Lane Master Trust IV, 144A (Note C)
  4.29%, Due 2/1/2006.......................................     50,000        49,815
  4.245%, Due 1/23/2006.....................................     81,661        81,449
Stanfield Victoria, 144A (Note C)
  4.30%, Due 1/20/2006......................................     22,000        21,950
  4.18%, Due 1/25/2006......................................     42,000        41,883
  4.19%, Due 1/27/2006......................................     30,800        30,707
  4.20%, Due 1/30/2006......................................     27,000        26,909
  4.21%, Due 2/1/2006.......................................     59,744        59,528
  4.31%, Due 2/21/2006......................................     34,000        33,792
                                                                           ----------
    TOTAL ASSET-BACKED COMMERCIAL PAPER.....................                  751,764
                                                                           ----------
VARIABLE RATE MEDIUM-TERM NOTES (NOTE D) - 36.64%
Abbey National Treasury Services, PLC, 4.19%, Due 1/13/2006,
  144A (Note C).............................................    102,000       102,001
American Honda Finance Corporation, 144A (Note C)
  4.541%, Due 2/6/2006......................................     13,000        13,003
  4.292%, Due 2/13/2006.....................................     25,000        25,000
  4.34%, Due 2/16/2006......................................     25,000        25,001
  4.42%, Due 2/21/2006......................................     35,120        35,124
  4.285%, Due 7/11/2006.....................................     20,150        20,168
  4.145%, Due 10/10/2006....................................     30,000        30,009
  4.159%, Due 10/18/2006....................................     47,000        47,001
  4.251%, Due 11/7/2006.....................................     55,000        55,000
  4.44%, Due 12/12/2006.....................................     63,000        62,994
Bank One, NA, 4.173%, Due 1/12/2007.........................     63,000        63,047
Bayerische Landesbank Girozentrale, 4.50%, Due 2/1/2006.....     24,000        24,006
Citigroup, Incorporated,
  4.625%, Due 3/20/2006.....................................    105,975       106,012
  4.495%, Due 5/19/2006.....................................     40,000        40,022
Citigroup Global Markets Holdings, Incorporated,
  4.587%, Due 6/6/2006......................................     25,000        25,018
  4.325%, Due 7/25/2006.....................................    100,000       100,086
  4.59%, Due 12/12/2006.....................................     13,178        13,196

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

                                                              PAR AMOUNT     VALUE
                                                              ----------   ----------
                                                              (DOLLARS IN THOUSANDS)
General Electric Capital Corporation,
  4.461%, Due 2/3/2006......................................   $107,544    $  107,566
  4.491%, Due 2/6/2006......................................     30,275        30,282
  4.502%, Due 5/12/2006.....................................     10,983        10,991
  4.47%, Due 1/17/2007......................................    180,000       180,000
Halifax Bank of Scotland plc, 144A (Note C)
  4.153%, Due 1/12/2006.....................................    106,000       106,002
  4.236%, Due 1/26/2006.....................................     23,000        23,001
  4.547%, Due 6/30/2006.....................................     76,600        76,624
  4.40%, Due 8/28/2006......................................     40,000        40,011
Metropolitan Life Global Funding I, 144A (Note C)
  4.517%, Due 3/17/2006.....................................     22,000        22,003
  4.55%, Due 8/28/2006......................................     32,620        32,652
Morgan Stanley Group, Incorporated, 4.799%, Due 3/27/2006...    284,100       284,297
PACCAR Financial Corporation,
  4.42%, Due 9/20/2006......................................     33,000        32,982
  4.36%, Due 12/4/2006......................................    125,000       124,942
Toyota Motor Credit Corporation,
  4.11%, Due 7/14/2006......................................    175,000       175,018
  4.436%, Due 9/15/2006.....................................     84,200        84,202
Wachovia Bank, NA, 4.37%, Due 12/4/2006.....................     27,000        27,000
Wells Fargo and Company,
  4.54%, Due 3/3/2006.......................................     88,613        88,634
  4.57%, Due 6/12/2006......................................     75,500        75,545
  4.581%, Due 9/15/2006.....................................     27,775        27,799
  4.359%, Due 1/15/2007, 144A (Note C)......................    150,000       150,000
                                                                           ----------
    TOTAL VARIABLE RATE MEDIUM-TERM NOTES...................                2,486,239
                                                                           ----------
TOTAL INVESTMENTS - 99.69% (COST $6,765,313)................                6,765,313
                                                                           ----------
OTHER ASSETS, NET OF LIABILITIES - 0.31%....................                   20,728
                                                                           ----------
TOTAL NET ASSETS - 100%.....................................               $6,786,041
                                                                           ==========

---------------

Based on the cost of investments of $6,765,313 for federal income tax purposes at December 31, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Collateral held at Bank of New York for Banc of America Securities, LLC, FHLMC 3.962 - 5.50%, Due 3/1/2017 - 8/1/2035 and FNMA 3.981% - 7.50%, Due
    12/1/2017 - 12/1/2035, Total Value - $505,091; and at JPMorgan Chase for UBS Securities, LLC, FNMA 4.038 - 6.302%, Due 2/1/2011 - 12/1/2035 and FHLMC
    4.559% - 5.989%, Due 2/1/2032 - 1/1/2034, Total Value - $235,112.

(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,592,919 or 23.47% of net assets.

(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

(E) Rates associated with money market securities represent discount rate at time of purchase.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                              PAR AMOUNT     VALUE
                                                              ----------    --------
                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 87.43%
Banc of America Securities, LLC, 4.27%, Due 1/3/2006........   $52,000      $ 52,000
Barclays Capital, Incorporated, 4.30%, Due 1/3/2006.........    55,000        55,000
Goldman Sachs, 4.24%, Due 1/3/2006..........................    47,449        47,449
UBS Securities, LLC, 4.28%, Due 1/3/2006....................    55,000        55,000
                                                                            --------
    TOTAL REPURCHASE AGREEMENTS.............................                 209,449
                                                                            --------
U.S. GOVERNMENT AGENCY VARIABLE RATE INSTRUMENTS - 12.52%
Federal Farm Credit Bank,
  Federal Home Loan Bank, Variable Rate Note, 3.914%, Due
    4/4/2007 (Note B).......................................    10,000         9,994
  Federal Home Loan Mortgage Corporation, Variable Rate
    Note, 4.389%, Due 12/27/2006 (Note B)...................    10,000         9,994
  Federal National Mortgage Association, Variable Rate Note,
    4.371%, Due 12/22/2006 (Note B).........................    10,000         9,994
                                                                            --------
    TOTAL U.S. GOVERNMENT AGENCY VARIABLE RATE
     INSTRUMENTS............................................                  29,982
                                                                            --------
TOTAL INVESTMENTS - 99.95% (COST $239,431)..................                 239,431
                                                                            --------
OTHER ASSETS, NET OF LIABILITIES - 0.05%....................                     129
                                                                            --------
TOTAL NET ASSETS - 100%.....................................                $239,560
                                                                            ========

---------------

Based on the cost of investments of $239,431 for federal income tax purposes at December 31, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, FHLMC 4.00 - 5.00%, Due 1/1/2020 - 1/1/2036 and FNMA 4.50% - 5.00%, Due
    1/1/2020 - 9/1/2035, Total Value - $52,847; and Barclays Capital, Incorporated, FHLMC 3.329 - 4.892%, Due 9/1/2033 - 3/1/2035, Total
    Value - $55,918; and Goldman Sachs, FHLMC 5.50 - 5.696%, Due
    10/1/2032 - 11/1/2035, Total Value - $48,183, and at JP Morgan Chase Bank for UBS Securities, LLC, FNMA 4.28%, Due 2/1/2011, Total Value - $55,026.

(B) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                              PAR AMOUNT      VALUE
                                                              -----------    --------
                                                              (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS (NOTE A) - 96.38%
CALIFORNIA - 5.25%
Los Angeles Department of Airports Revenue Bonds, Series
  2003 A, (Airport, port and marina improvements), 3.80%,
  Due 5/15/2016, LOC BNP Paribas............................    $1,000       $ 1,000
Irvine Ranch California Water District, General Obligations,
  Consolidated Series 1995, 3.72%, Due 1/1/2021, LOC State
  Street Bank...............................................       600           600
                                                                             -------
    TOTAL CALIFORNIA........................................                   1,600
                                                                             -------
COLORADO - 9.35%
Colorado Educational and Cultural Facilities Variable Rate
  Demand Revenue Bonds (National Jewish Federation Bond
  Program), Series A7, 3.70%, Due 7/1/2029, LOC Bank Of
  America, NA...............................................     1,250         1,250
Colorado Educational and Cultural Facilities Authority
  Variable Rate Demand Revenue Bonds (National Jewish
  Federation Bond Program), Series C-1, 3.70%, Due 9/1/2035,
  LOC US Bank, NA...........................................     1,600         1,600
                                                                             -------
    TOTAL COLORADO..........................................                   2,850
                                                                             -------
FLORIDA - 8.95%
Alachua County, Florida Housing Financial Authority,
  Multifamily Housing Revenue Bonds, Series 2001 (University
  Cove Apartment Project), 3.55%, Due 6/15/2034, LOC
  SouthTrust Bank...........................................     1,830         1,830
Orange County Health Facilities Authority, Variable Rate
  Demand Revenue Bonds, Series 1992 (Adventist Health
  System/Sunbelt, Inc.), 3.58%, Due 11/15/2014, LOC Suntrust
  Bank......................................................       900           900
                                                                             -------
    TOTAL FLORIDA...........................................                   2,730
                                                                             -------
ILLINOIS - 5.90%
Village of Richton Park, Illinois-Industrial Development
  Revenue Bonds, Series 1997
  (Avatar Corporation Project), 3.57%, Due 4/1/2027, LOC
  Fifth Third Bank..........................................     1,800         1,800
                                                                             -------
    TOTAL ILLINOIS..........................................                   1,800
                                                                             -------
INDIANA - 3.28%
Fort Wayne, Indiana Industrial Economic Development Revenue
  Bonds, Series 1989 (ND-Tech Corporation Project), 3.63%,
  Due 7/1/2009, LOC Bank One, NA............................     1,000         1,000
                                                                             -------
    TOTAL INDIANA...........................................                   1,000
                                                                             -------
KENTUCKY - 7.80%
Breckinridge County, Kentucky Lease Program Revenue Bonds,
  Series A, 3.70%, Due 2/1/2032, LOC US Bank, NA............     1,278         1,278
Carroll County, Kentucky Solid Waste Disposal Revenue Bonds,
  Series 2001 (North American Stainless, L.P.), 3.58%, Due
  5/1/2031, LOC Fifth Third Bank............................     1,100         1,100
                                                                             -------
    TOTAL KENTUCKY..........................................                   2,378
                                                                             -------
MARYLAND - 5.51%
Montgomery County, Maryland Variable Rate Housing Revenue
  Bonds, Series 1997, Issue I (The Grand), 3.53%, Due
  6/1/2030, LOC Federal National Mortgage Association.......     1,680         1,680
                                                                             -------
    TOTAL MARYLAND..........................................                   1,680
                                                                             -------
MICHIGAN - 5.82%
Michigan State Housing Development Authority Variable Rate
  Limited Obligation Multifamily Housing Revenue Refunding
  Bonds, 3.54%, Due 6/1/2018, LOC Bank of New York..........     1,775         1,775
                                                                             -------
    TOTAL MICHIGAN..........................................                   1,775
                                                                             -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

                                                              PAR AMOUNT      VALUE
                                                              -----------    --------
                                                              (DOLLARS IN THOUSANDS)
NEVADA - 3.28%
Nevada Housing Division-Variable Rate Demand Multi-Unit
  Housing Revenue Bonds, Series 2004 (Sundance Village
  Apartments), 3.55%, Due 10/1/2035, LOC Citibank...........    $1,000       $ 1,000
                                                                             -------
    TOTAL NEVADA............................................                   1,000
                                                                             -------
NEW YORK - 19.35%
Long Island Power Authority Subordinated Revenue Bonds,
  Subseries 1B, 3.70%, Due 5/1/2033, LOC State Street
  Bank......................................................     1,000         1,000
New York City Housing Development Corporation, Multi-Family
  Mortgage Revenue Bonds, Series 2002A (First Avenue
  Development), 3.60%, Due 10/15/2035, LOC Fannie Mae.......       800           800
New York State Housing Finance Agency, 66 West 38th Street
  Housing Revenue Bonds, Series 2000A, 3.52%, Due 5/15/2033,
  LOC Fannie Mae............................................     1,600         1,600
New York City, General Obligation Bonds, Series E, 3.43%,
  Due 8/1/2009, LOC JP Morgan Chase.........................     1,500         1,500
New York City, General Obligation Bonds, 1994, Series A,
  3.77%, Due 8/1/2016, LOC Morgan Guaranty Trust............     1,000         1,000
                                                                             -------
    TOTAL NEW YORK..........................................                   5,900
                                                                             -------
OHIO - 5.57%
Ohio Water Development Authority, Environmental Improvement
  Revenue Bonds, Series 2000B (Waste Management,
  Incorporated Project), 3.60%, Due 7/1/2020, LOC Fleet
  National Bank.............................................     1,700         1,700
                                                                             -------
    TOTAL OHIO..............................................                   1,700
                                                                             -------
PENNSYLVANIA - 3.70%
Delaware County Pennsylvania Pollution Control Revenue
  Bonds, Series 1999 A, 3.75%,
  Due 4/1/2021 LOC Wachovia Bank, NA........................     1,130         1,130
                                                                             -------
    TOTAL PENNSYLVANIA......................................                   1,130
                                                                             -------
TEXAS - 3.93%
City of Midlothian, Texas Industrial Development
  Corporation, Environmental Facilities Revenue Bonds,
  Series 1999 (Holnam Texas Limited Partnership Project)
  3.54%, Due 9/1/2031, LOC Bank One.........................     1,200         1,200
                                                                             -------
    TOTAL TEXAS.............................................                   1,200
                                                                             -------
UTAH - 3.77%
Morgan County, Utah Solid Waste Disposal Revenue Bonds,
  Series 1996 (Holman, Inc. Project), 3.55%, Due 8/1/2031,
  LOC Wachovia Bank, NA.....................................     1,150         1,150
                                                                             -------
    TOTAL UTAH..............................................                   1,150
                                                                             -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

                                                              PAR AMOUNT      VALUE
                                                              -----------    --------
                                                              (DOLLARS IN THOUSANDS)
WYOMING - 4.92%
Sweetwater County, Wyoming Pollution Control Revenue
  Refunding Bonds, Series 1990A (Pacificorp Project), 3.50%,
  Due 7/1/2015, LOC Barclays Bank PLC.......................    $1,500       $ 1,500
                                                                             -------
    TOTAL WYOMING...........................................                   1,500
                                                                             -------
    TOTAL MUNICIPAL OBLIGATIONS.............................                  29,393
                                                                             -------
                                                                SHARES
                                                              -----------
OTHER INVESTMENTS - 3.39%
Federated Municipal Obligations Fund........................   336,133           336
BlackRock Provident MuniCash Fund...........................   698,180           698
                                                                             -------
    TOTAL OTHER INVESTMENTS.................................                   1,034
                                                                             -------
TOTAL INVESTMENTS - 99.77% (COST $30,427)...................                  30,427
                                                                             -------
OTHER ASSETS, NET OF LIABILITIES - 0.23%....................                      69
                                                                             -------
TOTAL NET ASSETS - 100%.....................................                 $30,496
                                                                             =======

---------------

Based on the cost of investments of $30,427 for federal income tax purposes at December 31, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
ASSETS:
    Investments in securities at value (cost - $6,033,032,
      $29,982 and $30,427, respectively)....................   $6,033,032       $ 29,982         $30,427
    Repurchase agreements (cost - $732,281, $209,449 and $0
      respectively)                                               732,281        209,449              --
    Dividends and interest receivable.......................       21,499            166              77
                                                               ----------       --------         -------
        TOTAL ASSETS........................................    6,786,812        239,597          30,504
                                                               ----------       --------         -------
LIABILITIES:
    Management and investment advisory fees payable (Note
      2)....................................................          598             23               4
    Other liabilities.......................................          173             14               4
                                                               ----------       --------         -------
        TOTAL LIABILITIES...................................          771             37               8
                                                               ----------       --------         -------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....   $6,786,041       $239,560         $30,496
                                                               ==========       ========         =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
INVESTMENT INCOME:
    Interest income.........................................    $225,693         $7,994            $877
                                                                --------         ------            ----
        TOTAL INVESTMENT INCOME.............................     225,693          7,994             877
                                                                --------         ------            ----
EXPENSES:
    Management and investment advisory fees (Note 2)........       6,807            245              35
    Custodian fees..........................................         304              9               2
    Professional fees.......................................         180              8               1
    Other expenses..........................................         274             32               2
                                                                --------         ------            ----
        TOTAL EXPENSES......................................       7,565            294              40
                                                                --------         ------            ----
NET INVESTMENT INCOME.......................................     218,128          7,700             837
                                                                --------         ------            ----
REALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments........................          18              6              --
                                                                --------         ------            ----
        NET GAIN ON INVESTMENTS.............................          18              6              --
                                                                --------         ------            ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $218,146         $7,706            $837
                                                                ========         ======            ====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  U.S. GOVERNMENT
                                                      MONEY MARKET                  MONEY MARKET          MUNICIPAL MONEY MARKET
                                               ---------------------------   --------------------------   -----------------------
                                                       YEAR ENDED                    YEAR ENDED                 YEAR ENDED
                                                      DECEMBER 31,                  DECEMBER 31,               DECEMBER 31,
                                               ---------------------------   --------------------------   -----------------------
                                                   2005           2004          2005           2004         2005         2004
                                               ------------   ------------   -----------   ------------   --------   ------------
                                                                                 (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income....................  $    218,128   $     70,915   $     7,700   $     3,441    $    837     $    464
    Net realized gain on investments.........            18            208             6            15          --           --
                                               ------------   ------------   -----------   -----------    --------     --------
        TOTAL INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS..........       218,146         71,123         7,706         3,456         837          464
                                               ------------   ------------   -----------   -----------    --------     --------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Contributions............................    98,275,830     59,602,193     1,782,252     1,351,736      56,703       56,379
    Withdrawals..............................   (97,114,356)   (59,216,512)   (1,799,917)   (1,340,743)    (62,338)     (61,336)
                                               ------------   ------------   -----------   -----------    --------     --------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM TRANSACTIONS IN
          INVESTORS' BENEFICIAL INTERESTS....     1,161,474        385,681       (17,665)       10,993      (5,635)      (4,957)
                                               ------------   ------------   -----------   -----------    --------     --------
        NET INCREASE (DECREASE) IN NET
          ASSETS.............................     1,397,620        456,804        (9,959)       14,449      (4,798)      (4,493)
                                               ------------   ------------   -----------   -----------    --------     --------
NET ASSETS:
    Beginning of period......................     5,406,421      4,949,617       249,519       235,070      35,294       39,787
                                               ------------   ------------   -----------   -----------    --------     --------
    END OF PERIOD............................  $  6,786,041   $  5,406,421   $   239,560   $   249,519    $ 30,496     $ 35,294
                                               ============   ============   ===========   ===========    ========     ========

                             See accompanying notes
--------------------------------------------------------------------------------

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                               (LIGHTHOUSE LOGO)

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          MONEY MARKET
                                                              -------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
                                                              2005    2004    2003    2002    2001
                                                              -----   -----   -----   -----   -----
Total return................................................  3.25%   1.34%   1.13%   1.81%   4.30%
Ratios to average net assets (annualized):
    Expenses................................................  0.11%   0.11%   0.11%   0.11%   0.11%
    Net investment income...................................  3.20%   1.30%   1.14%   1.81%   3.95%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       U.S. GOVERNMENT MONEY MARKET                 MUNICIPAL MONEY MARKET
------------------------------------------   -------------------------------------
         YEAR ENDED DECEMBER 31,                    YEAR ENDED DECEMBER 31,
------------------------------------------   -------------------------------------
     2005    2004    2003    2002    2001    2005    2004    2003    2002    2001
    ------   -----   -----   -----   -----   -----   -----   -----   -----   -----
     3.19%   1.30%   1.11%   1.74%   4.24%   2.38%   1.18%   1.08%   1.39%   2.71%
     0.12%   0.11%   0.12%   0.12%   0.11%   0.11%   0.11%   0.12%   0.12%   0.13%
     3.15%   1.30%   1.13%   1.71%   3.99%   2.35%   1.14%   1.05%   1.39%   2.71%

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust"), formerly known as AMR Investment Services Trust, is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio, American Beacon Master U.S. Government Money Market Portfolio and American Beacon Master Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The objective of each Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     American Beacon Advisors, Inc. (the "Manager"), formerly known as AMR Investment Services, Inc., is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2005
--------------------------------------------------------------------------------

collateralized by U.S. Treasury or U.S. Government agency securities and are valued at cost, which approximates market value. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

  Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the year ended December 31, 2005, the Money Market Portfolio earned $5,005 under the credit facility. This amount is included in interest income on the financial statements.

  Other

     Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided free unlimited air transportation on American. Retired Trustees and their spouses are provided free air transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan as a retiree of American, already receives flight benefits. Mr. O'Sullivan receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
TAX INFORMATION FOR THE TAX YEAR ENDED DECEMBER 31, 2005
(Unaudited)
--------------------------------------------------------------------------------


     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The distributions to shareholders included short-term capital gains as follows:

                                    Money Market Fund                           $1,840
                                    U.S. Government Money Market Fund           $  847
                                    Municipal Money Market Fund                 $   --

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON FUNDS
AND THE AMERICAN BEACON MASTER TRUST
(Unaudited)
--------------------------------------------------------------------------------

     The Trustees and officers of the American Beacon Funds (the "Trust") and the American Beacon Master Trust (the "Master Trust") are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust, the Master Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH EACH TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------
INTERESTED TRUSTEES
                                  TERM
                            ------------------
                            Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

William F. Quinn** (57)       President and      President (1986-Present) and Director (2003-Present),
                              Trustee of the     American Beacon Advisors, Inc.; Chairman (1989-2003) and
                             Trust since 1987    Director (1979-1989, 2003-Present), American Airlines
                              and the Master     Federal Credit Union; Director, Crescent Real Estate
                             Trust since 1995    Equities, Inc. (1994- Present); Director, Pritchard, Hubble
                                                 & Herr, LLC (investment adviser) (2001- Present); Director of Investment Committee, Southern Methodist University
                                                 Endowment Fund (1996-Present); Member of Advisory Board,
                                                 Southern Methodist University Cox School of Business
                                                 (1999-2002); Member of Pension Manager Committee, New York
                                                 Stock Exchange (1997-1998, 2000-2002); Vice Chairman,
                                                 Committee for the Investment of Employee Benefits
                                                 (2004-Present); Chairman of Defined Benefit Sub-Committee,
                                                 Committee for the Investment of Employee Benefits
                                                 (1982-2004); Director, United Way of Metropolitan Tarrant
                                                 County (1988-2000, 2004-Present); Trustee, American Beacon
                                                 Select Funds (1999-Present); Trustee, American Beacon
                                                 Mileage Funds (1995-Present).

Alan D. Feld** (69)         Trustee since 1996   Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                                 (1960-Present); Director, Clear Channel Communications
                                                 (1984-Present); Trustee, CenterPoint Properties, Inc.
                                                 (1994-Present); Trustee, American Beacon Select Funds (1999-
                                                 Present); Trustee, American Beacon Mileage Funds
                                                 (1996-Present).

NON-INTERESTED TRUSTEES
                                  TERM
                            ------------------
                            Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

W. Humphrey Bogart (61)     Trustee since 2004   Consultant, New River Canada Ltd. (mutual fund servicing
                                                 company) (1998-2003); Board Member, Baylor University
                                                 Medical Center Foundation (1992-2004); President and CEO,
                                                 Allmerica Trust Company, N.A. (1996-1997); President and
                                                 CEO, Fidelity Investments Southwest Company (1983-1995);
                                                 Senior Vice President of Regional Centers, Fidelity
                                                 Investments (1988-1995); Trustee, American Beacon Select
                                                 Funds (2004-Present); Trustee, American Beacon Mileage Funds
                                                 (2004-Present).

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON FUNDS
AND THE AMERICAN BEACON MASTER TRUST -- CONTINUED
(Unaudited)
--------------------------------------------------------------------------------

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH EACH TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)

Brenda A. Cline (45)        Trustee since 2004   Executive Vice President, Chief Financial Officer, Treasurer
                                                 and Secretary, Kimbell Art Foundation (1993-Present);
                                                 Trustee, Texas Christian University (1998-Present); Trustee,
                                                 W.I. Cook Foundation, Inc. (d/b/a Cook Children's Health
                                                 Foundation) (2001-Present); ); Director, Christian Church
                                                 Foundation (1999-Present);Trustee, American Beacon Select
                                                 Funds (2004-Present); Trustee, American Beacon Mileage Funds
                                                 (2004-Present).

Richard A. Massman (62)     Trustee since 2004   Senior Vice President and General Counsel, Hunt
                                                 Consolidated, Inc. (holding company engaged in energy, real estate, farming, ranching and venture capital activities)
                                                 (1994-Present); Trustee, American Beacon Select Funds
                                                 (2004-Present); Trustee, American Beacon Mileage Funds
                                                 (2004-Present).

Stephen D. O'Sullivan (70)  Trustee of Trust     Consultant (1994-Present); Trustee, American Beacon Select
                              since 1987 and     Funds (1999- Present); Trustee, American Beacon Mileage
                             the Master Trust    Funds (1995-Present).
                                since 1995

R. Gerald Turner (60)       Trustee since 2001   President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                         Director, ChemFirst (1986-2002); Director, J.C. Penney
Southern Methodist Univ.                         Company, Inc. (1996-Present); Director, California Federal
Dallas, Texas 75275                              Preferred Capital Corp. (2001-2003); Director, Kronus
                                                 Worldwide Inc. (chemical manufacturing) (2003-Present);
                                                 Director, First Broadcasting Investment Partners, LLC
                                                 (2003-Present); Member, United Way of Dallas Board of
                                                 Directors; Member, Salvation Army of Dallas Board of
                                                 Directors; Member, Methodist Hospital Advisory Board;
                                                 Member, Knight Commission on Intercollegiate Athletics;
                                                 Trustee, American Beacon Select Funds (2001-Present);
                                                 Trustee, American Beacon Mileage Funds (2001-Present).

Kneeland Youngblood (50)    Trustee since 1996   Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court             and Chairman      equity firm) (1998- Present); Director, Burger King
Suite 1740                      since 2005       Corporation (2004-Present); Trustee, The Hockaday School
Dallas, Texas 75201                              (1997-2005); Director, Starwood Hotels and Resorts (2001-
                                                 Present); Member, Council on Foreign Relations
                                                 (1995-Present); Director, Just For the Kids (1995-2001);
                                                 Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                 Retirement System of Texas (1993-1999); Director, Starwood
                                                 Financial Trust (1998-2001); Trustee, St. Mark's School of
                                                 Texas (2002-Present); Trustee, Dallas Employee Retirement
                                                 Fund (2004-Present); Trustee, American Beacon Select Funds
                                                 (1999-Present); Trustee, American Beacon Mileage Funds
                                                 (1996-Present).

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON FUNDS
AND THE AMERICAN BEACON MASTER TRUST -- CONTINUED
(Unaudited)
--------------------------------------------------------------------------------

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH EACH TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------
OFFICERS
                                  TERM
                            ------------------
                                One Year

Brian E. Brett (45)           VP since 2004      Vice President, Director of Sales, American Beacon Advisors,
                                                 Inc. (2004-Present); Regional Vice President, Neuberger
                                                 Berman, LLC (investment adviser) (1996-2004).

Nancy A. Eckl (43)          VP of Trust since    Vice President, Trust Investments, American Beacon Advisors,
                               1990 and the      Inc. (1990-Present).
                               Master Trust
                                since 1995

Michael W. Fields (51)      VP of Trust since    Vice President, Fixed Income Investments, American Beacon
                               1989 and the      Advisors, Inc. (1988- Present).
                               Master Trust
                                since 1995

Rebecca L. Harris (39)       Treasurer since     Vice President, Finance, American Beacon Advisors, Inc.
                                   1995          (1995-Present).

Christina E. Sears (34)     Chief Compliance     Chief Compliance Officer, American Beacon Advisors, Inc.
                              Officer since      (2004-Present); Senior Compliance Analyst, American Beacon
                                 2004 and        Advisors, Inc. (1998-2004).
                             Secretary since
                                   2005

---------------

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust and the Master Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust's and the Master Trust's sub-advisers.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
PRIVACY POLICY
(Unaudited)
--------------------------------------------------------------------------------

     The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

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                               (LIGHTHOUSE LOGO)

--------------------------------------------------------------------------------

                          (AMERICAN BEACON FUNDS LOGO)
--------------------------------------------------------------------------------
DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                     (KEYBOARD GRAPHIC)                                            (MOUSE GRAPHIC)
                         BY E-MAIL:                                                ON THE INTERNET:
             American-Beacon.Funds@ambeacon.com                    Visit our website at www.americanbeaconfunds.com

--------------------------------------------------------------------------------


                    (TELEPHONE GRAPHIC)                                           (MAILBOX GRAPHIC)
                       BY TELEPHONE:                                                   BY MAIL:

    Cash Management Class          PlanAhead Class(R)           Cash Management Class          PlanAhead Class(R)
     Institutional Class                                         Institutional Class
                                   Call (800) 388-3344           Platinum Class(SM)           American Beacon Funds
     Call (800) 658-5811                                                                         P.O. Box 219643
     Platinum Class(SM)                                         American Beacon Funds      Kansas City, MO 64121-9643
                                                             4151 Amon Carter Blvd., MD
     Call (800) 967-9009                                                2450
                                                                Fort Worth, TX 76155

--------------------------------------------------------------------------------

       AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES                     AVAILABILITY OF PROXY VOTING POLICY AND RECORDS
In addition to the Schedule of Investments provided in each        A description of the policies and procedures that the Funds
semi-annual and annual report, each Fund files a complete          use to determine how to vote proxies relating to portfolio
schedule of its portfolio holdings with the Securities and         securities is available in each Fund's Statement of
Exchange Commission ("SEC") on Form N-Q as of the first and        Additional Information, which may be obtained free of charge
third fiscal quarters. The Funds' Forms N-Q are available on       by calling 1-800-967-9009 or by accessing the SEC's website
the SEC's website at www.sec.gov. The Forms N-Q may also be        at www.sec.gov. Each Fund's proxy voting record for the most
reviewed and copied at the SEC's Public Reference Room, 450        recent year ended June 30 is filed annually with the SEC on
Fifth Street, NW, Washington, DC 20549. Information                Form N-PX. The Funds' Forms N-PX are available on the SEC's
regarding the operation of the SEC's Public Reference Room         website at www.sec.gov. Each Fund's proxy voting record may
may be obtained by calling 1-800-SEC-0330. A complete              also be obtained by calling 1-800-967-9009.
schedule of each Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com)
approximately thirty days after the end of each fiscal
quarter.

FUND SERVICE PROVIDERS:

    CUSTODIAN                     TRANSFER AGENT                     INDEPENDENT            DISTRIBUTOR
    STATE STREET BANK AND TRUST   BOSTON FINANCIAL DATA SERVICES     REGISTERED PUBLIC      FORESIDE FUND SERVICES
    Boston, Massachusetts         Kansas City, Missouri              ACCOUNTING FIRM        Portland, Maine
                                                                     ERNST & YOUNG LLP
                                                                     Chicago, Illinois

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------

American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. American Beacon Funds is a service mark of AMR Corporation. PlanAhead Class is a registered service mark of American Beacon Advisors, Inc. Platinum Class, American Beacon Money Market Fund, American Beacon U.S. Government Money Market Fund, and American Beacon Municipal Money Market Fund are service marks of American Beacon Advisors, Inc.
                                                                        AR 12/05
                                                                          536464

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the "Code"). The Trust did not amend the Code nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as
Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Stephen O'Sullivan, a member of the Trust's Audit and Compliance Committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. O'Sullivan is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees     Fiscal Year Ended
----------     -----------------
  $41,448*        10/31/2004
  $72,322*        12/31/2004
  $40,987         10/31/2005
  $89,163         12/31/2005

* Revised to include additional audit fees assessed in 2005 relating to 2004 audit

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------
      $3,500*            10/31/2004
      $0                 12/31/2004
      $0                 10/31/2005
      $0                 12/31/2005

* For review of the registration statement of a feeder fund to the Trust

(c)

Tax Fees     Fiscal Year Ended
--------     -----------------
 $24,000 *      10/31/2004
 $0             12/31/2004
 $9,602**       10/31/2005
 $7,350**       12/31/2005

* For professional services related to the collectibility of tax reclaims in France
** For review of 2003 and 2004 tax returns

(d)

All Other Fees     Fiscal Year Ended
--------------     -----------------
     $0               10/31/2004
     $0               12/31/2004
     $0               10/31/2005
     $0               12/31/2005

(e)(1) Pursuant to its charter, the Trust's Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts' financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser ("adviser affiliate") that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
        - to consider whether the non-audit services provided by a Trust's auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor's independence;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------
  $27,500      $0                   N/A                       10/31/2004
  $0           $0                   N/A                       12/31/2004
  $9,602       $0                   N/A                       10/31/2005
  $7,350       $0                   N/A                       12/31/2005

(h)     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for the Money Market Portfolio, the Municipal Money Market Portfolio and the U.S. Government Money Market Portfolio of the American Beacon Master Trust are included in the American Beacon Funds shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1) Filed herewith as EX-99.CODE ETH.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Master Trust

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 8, 2006


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: March 8, 2006